Schedule of Revenue by Geographic Area (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Total net revenues	$ 8,643	$ 6,567
Strong Global Entertainment Inc [Member]
Total net revenues	11,070	9,951	$ 42,616	$ 38,953
Strong Global Entertainment Inc [Member] | UNITED STATES
Total net revenues	9,629	8,577	36,111	33,585
Strong Global Entertainment Inc [Member] | CANADA
Total net revenues	163	313	1,192	1,622
Strong Global Entertainment Inc [Member] | CHINA
Total net revenues	81	22	22	327
Strong Global Entertainment Inc [Member] | MEXICO
Total net revenues	18		145	20
Strong Global Entertainment Inc [Member] | Latin America [Member]
Total net revenues	159	256	593	592
Strong Global Entertainment Inc [Member] | Europe [Member]
Total net revenues	656	396	1,449	1,076
Strong Global Entertainment Inc [Member] | Asia [Member]
Total net revenues	88	153	2,265	809
Strong Global Entertainment Inc [Member] | Other [Member]
Total net revenues	$ 276	$ 234	$ 839	$ 922